SEGMENT REPORTING	12 Months Ended
Mar. 31, 2025
SEGMENT REPORTING [Abstract]
SEGMENT REPORTING
18. SEGMENT REPORTING

We have four operating segments: product, professional services, managed services, and the international entities of our financing business that we retained after selling our domestic financing business. Our organizational structure is based on how our chief operating decision maker (“CODM”) allocates resources, manages operations, and evaluates performance. Our CODM is our Chief Executive Officer.

Our product segment includes sales of IT products, third-party software, and third-party maintenance, software assurance, and other third-party services. Our professional services segment includes our advanced professional services, staff augmentation, project management services, cloud consulting services and security services. Our managed services segment includes our advanced managed services, service desk, storage-as-a-service, cloud hosted services, cloud managed services and managed security services. Our international entities of our financing business that we retained after selling our domestic financing business do not meet the reportable segment quantitative thresholds and, accordingly, are presented in the other category.

Our CODM measures the performance of our reportable segments based on gross profit. We do not present asset information for our reportable segments as we do not provide asset information to our CODM. Our CODM uses financial results and forecasts on a quarterly basis to manage operations and evaluate performance. Our CODM also uses our financial results and forecasts to make investment decisions as part of our annual budgeting process.

The following table provides reportable segment information (in thousands):

	Year ended March 31,
	2025	2024	2023
Net sales
Product	$1,608,768	$1,883,809	$1,750,802
Professional services	229,030	154,549	151,785
Managed services	171,347	137,528	112,658
Total reportable segments	2,009,145	2,175,886	2,015,245
Other	422	629	859
Total	2,009,567	2,176,515	2,016,104

Cost of sales
Product	1,235,211	1,486,191	1,370,061
Professional services	138,513	86,355	90,191
Managed services	120,040	94,861	80,503
Total reportable segments	1,493,764	1,667,407	1,540,755
Other	279	413	329
Total	1,494,043	1,667,820	1,541,084

Gross profit
Product	373,557	397,618	380,741
Professional services	90,517	68,194	61,594
Managed services	51,307	42,667	32,155
Total reportable segments	515,381	508,479	474,490
Other	143	216	530
Total	$515,524	$508,695	$475,020
DISAGGREGATION OF REVENUE

We recognize revenue in our product, professional services, and managed services segments from contracts with customers. We recognize revenue in the other category under guidance for financing and leases.

The following tables provide a disaggregation of revenue recognized from contracts with customers by timing and our position as principal or agent (in thousands):

	Year ended March 31, 2025
	Product	Professional Services	Managed Services	Total
Timing and position as principal or agent:
Transferred at a point in time as principal	$1,424,482	$-	$-	$1,424,482
Transferred at a point in time as agent	184,286	-	-	184,286
Transferred over time as principal	-	229,030	171,347	400,377
Total revenue from contracts with customers	$1,608,768	$229,030	$171,347	$2,009,145

	Year ended March 31, 2024
	Product	Professional Services	Managed Services	Total
Timing and position as principal or agent:
Transferred at a point in time as principal	$1,709,217	$-	$-	$1,709,217
Transferred at a point in time as agent	174,592	-	-	174,592
Transferred over time as principal	-	154,549	137,528	292,077
Total revenue from contracts with customers	$1,883,809	$154,549	$137,528	$2,175,886

	Year ended March 31, 2023
	Product	Professional Services	Managed Services	Total
Timing and position as principal or agent:
Transferred at a point in time as principal	$1,589,437	$-	$-	$1,589,437
Transferred at a point in time as agent	161,365	-	-	161,365
Transferred over time as principal	-	151,785	112,658	264,443
Total revenue from contracts with customers	$1,750,802	$151,785	$112,658	$2,015,245

The following table provides a disaggregation of our revenue from contracts with customers by customer end market and by type (in thousands):

	Year ended March 31,
	2025	2024	2023
Customer end market:
Telecom, media & entertainment	$453,892	$547,525	$532,921
SLED	333,371	329,617	290,624
Technology	300,465	379,720	393,594
Healthcare	286,474	278,893	274,936
Financial services	174,798	243,630	156,257
All others	460,145	396,501	366,913
Total revenue from contracts with customers	$2,009,145	$2,175,886	$2,015,245

Type:
Product segment
Networking	$781,703	$1,005,679	$803,678
Cloud	509,774	546,341	587,097
Security	191,872	193,956	214,459
Collaboration	55,483	65,714	57,472
Other	69,936	72,119	88,096
Total product segment	1,608,768	1,883,809	1,750,802
Professional services segment	229,030	154,549	151,785
Managed services segment	171,347	137,528	112,658
Total revenue from contracts with customers	$2,009,145	$2,175,886	$2,015,245
GEOGRAPHIC INFORMATION

The geographic information for the years ended March 31, 2025, 2024, and 2023 was as follows (in thousands):

	Year ended March 31,
	2025	2024	2023
Net sales:
US	$1,924,237	$2,078,959	$1,901,896
Non-US	85,330	97,556	114,208
Total	$2,009,567	$2,176,515	$2,016,104

Our long-lived tangible assets include property and equipment-net, operating leases-net, and equipment that has been returned to us at the termination of the lease.

	March 31, 2025	March 31, 2024
Long-lived tangible assets:
US	$15,522	$12,935
Non-US	267	491
Total	$15,789	$13,426

Sales to Verizon Communications Inc. represented 17%, 19% and 23% of net sales for the years ended March 31, 2025, March 31, 2024, and March 31, 2023, respectively.